COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Letters of credit amount outstanding	$ 199.5	$ 133.8
Interest expense on letters of credit	3.9	3.8
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Aggregate contract limit for the bonds	$ 1,748.1	$ 1,697.4